Derivatives (Details 4) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Foreign currency option contracts | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net loss recognized in earnings	$ 0	[1]	$ 0	[1]	$ (1,132)	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]	$ 0	[2]
Foreign currency option contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Net loss recognized in Other Comprehensive Income, net of tax	(40)	[3]	(20)	[3]	(177)	[3]	(250)	[3]	(259)	[4]	31	[4]	0	[4]
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Sales	(141)		88		(140)		88
Net gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Interest Income	0				0
Net loss reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Foreign Currency Transaction (Losses) Gains	0				0
Net (loss) gain recognized in earnings	(7)	[5]	(11)	[5]	(12)	[5]	(17)	[5]	(11)	[6]	6	[6]	0	[6]
Foreign currency forward contracts | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net loss recognized in earnings	(2,062)	[1]	(330)	[1]	(7,369)	[1]	(2,392)	[1]	(890)	[2]	4,047	[2]	2,384	[2]
Foreign currency forward contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Net loss recognized in Other Comprehensive Income, net of tax	(4,492)	[3]	(9)	[3]	(14,026)	[3]	(74)	[3]	(73)	[4]	77	[4]	0	[4]
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Sales	26		37		(76)		11
Net gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Interest Income	374				823
Net loss reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax, effective portion to Net Foreign Currency Transaction (Losses) Gains	(3,705)				(10,853)
Net (loss) gain recognized in earnings	$ 3	[5]	$ 1	[5]	$ 8	[5]	$ 1	[5]	$ 2	[6]	$ (2)	[6]	$ 0	[6]

[1]	Classified in Net Foreign Currency Transaction (Losses) Gains.
[2]	Classified in Net Foreign Currency Transaction Losses.
[3]	Net change in the fair value of the effective portion classified in Other Comprehensive Income
[4]	Net change in the fair value of the effective portion classified in Other Comprehensive Loss.
[5]	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction (Losses) Gains.
[6]	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction Losses.